Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,186,660.95

Principal:
Principal Collections	$10,924,200.89
Prepayments in Full	$7,499,243.40
Liquidation Proceeds	$214,745.57
Recoveries	$12,677.60
Sub Total	$18,650,867.46
Collections	$19,837,528.41

Purchase Amounts:
Purchase Amounts Related to Principal	$282,013.07
Purchase Amounts Related to Interest	$1,521.24
Sub Total	$283,534.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,121,062.72

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$20,121,062.72
Servicing Fee	$261,114.73	$261,114.73	$0.00	$0.00	$19,859,947.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,859,947.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,859,947.99
Interest - Class A-3 Notes	$14,620.94	$14,620.94	$0.00	$0.00	$19,845,327.05
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$19,581,340.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,581,340.80
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$19,515,018.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,515,018.13
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$19,466,351.63
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,466,351.63
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$19,406,725.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,406,725.88
Regular Principal Payment	$17,509,278.91	$17,509,278.91	$0.00	$0.00	$1,897,446.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,897,446.97
Residuel Released to Depositor	$0.00	$1,897,446.97	$0.00	$0.00	$0.00
Total		$20,121,062.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,509,278.91
Total					$17,509,278.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,509,278.91	$52.22	$14,620.94	$0.04	$17,523,899.85	$52.26
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$17,509,278.91	$15.40	$453,222.11	$0.40	$17,962,501.02	$15.80

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$18,087,758.80	0.0539450	$578,479.89	0.0017253
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$288,097,758.80	0.2533596	$270,588,479.89	0.2379616

Pool Information
Weighted Average APR	4.537%	4.546%
Weighted Average Remaining Term	31.24	30.43
Number of Receivables Outstanding	25,044	24,081
Pool Balance	$313,337,673.11	$294,254,454.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$288,097,758.80	$270,588,479.89
Pool Factor	0.2570296	0.2413757

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$23,665,974.65
Targeted Overcollateralization Amount	$23,665,974.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,665,974.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		82	$163,015.64
(Recoveries)		95	$12,677.60
Net Losses for Current Collection Period			$150,338.04
Cumulative Net Losses Last Collection Period			$7,143,968.90
Cumulative Net Losses for all Collection Periods			$7,294,306.94

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.58%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.30%	461	$6,772,972.71
61-90 Days Delinquent	0.28%	48	$828,434.90
91-120 Days Delinquent	0.15%	23	$428,228.23
Over 120 Days Delinquent	0.33%	57	$959,773.40
Total Delinquent Receivables	3.05%	589	$8,989,409.24

Repossession Inventory:
Repossessed in the Current Collection Period		20	$273,896.19
Total Repossessed Inventory		34	$517,642.48

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3522%
Preceding Collection Period			0.4323%
Current Collection Period			0.5938%
Three Month Average			0.4595%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4689%
Preceding Collection Period			0.4672%
Current Collection Period			0.5315%
Three Month Average			0.4892%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer